Common Stock (Details) - Spartacus Acquisition Shelf Corp. [Member] - $ / shares	Sep. 30, 2021	May 31, 2021
Common Stock (Details) [Line Items]
Common stock, share authorized	100	100
Common stock, par value	$ 0.0001	$ 0.0001